Investment in joint venture - Disclosure of detailed information about cash flows of AGM of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	$ 3,760	$ 29,869
Operating activities	(8,748)	33,429
Investing activities	30,171	82,308
Financing activities	(665)	(154,641)
Impact of foreign exchange on cash and cash equivalents	(7)	(68)
Increase (decrease) in cash and cash equivalents during the year	20,751	(38,972)
Cash and cash equivalents, beginning of year	10,358	49,330
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	109,785	100,454
Operating activities	120,375	72,487
Investing activities	(62,672)	(85,633)
Financing activities	(35,272)	12,820
Impact of foreign exchange on cash and cash equivalents	(321)	(71)
Increase (decrease) in cash and cash equivalents during the year	22,110	(397)
Cash and cash equivalents, beginning of year	21,648	22,045
Cash and cash equivalents and restricted cash, end of year	$ 43,758	$ 21,648